CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2014 CNY (¥) ¥ / shares shares	Sep. 30, 2013 CNY (¥) ¥ / shares shares
Revenues, including sales to a related party of RMB nil, RMB nil and RMB40,586 for the years ended September 30, 2013, 2014 and 2015, respectively (note 3)	$ 59,147	¥ 376,250	¥ 414,891	¥ 481,694
Cost of revenues	(41,507)	(264,039)	(301,148)	(315,082)
Gross profit	17,640	112,211	113,743	166,612
Operating expenses
Selling and marketing	(6,286)	(39,987)	(58,972)	(55,375)
General and administrative	(6,396)	(40,684)	(46,428)	(66,153)
Research and development	(7,662)	(48,741)	(40,377)	(42,162)
Other income, net	2,915	18,541	7,555	15,241
Total operating expenses, net	(17,429)	(110,871)	(138,222)	(148,449)
Income(loss) from operations	211	1,340	(24,479)	18,163
Interest expense	(2,929)	(18,634)	(19,743)	(11,326)
Share of net income (loss) of equity investments	0	0	(776)	5,161
Loss on disposal of an equity method investment	0	0	(1,498)	0
Loss on disposal of a subsidiary	0	0	(2,623)	0
Interest income	122	775	596	1,776
Income (loss) before income taxes	(2,596)	(16,519)	(48,523)	13,774
Income tax (expense) benefits(note 18)
Current	(204)	(1,295)	(677)	(2,707)
Deferred	$ 0	0	0	(1,755)
Reversal of contingent tax liability		0	39,060	0
Income tax (expense) benefits	$ (204)	(1,295)	38,383	(4,462)
Net income (loss)	(2,800)	(17,814)	(10,140)	9,312
Less: Net income (loss) attributable to non-controlling interests	(630)	(4,006)	(613)	1,818
Net income (loss) attributable to Origin Agritech Limited	(2,170)	(13,808)	(9,527)	7,494
Other comprehensive income (loss)
Net income (loss)	(2,800)	(17,814)	(10,140)	9,312
Foreign currency translation difference	(410)	(2,607)	(56)	1,890
Comprehensive income (loss)	(3,210)	(20,421)	(10,196)	11,202
Less: Comprehensive income (loss) attributable to non-controlling interests	(630)	(4,006)	(613)	1,818
Comprehensive income (loss) attributable to Origin Agritech Limited	$ (2,580)	¥ (16,415)	¥ (9,583)	¥ 9,384
Net income (loss) attributable to Origin Agritech Limited per share - basic (note 19) (in dollars per share) | (per share)	$ (0.10)	¥ (0.61)	¥ (0.42)	¥ 0.32
Net income (loss) attributable to Origin Agritech Limited per share - diluted (note 19) (in dollars per share) | (per share)	$ (0.10)	¥ (0.61)	¥ (0.42)	¥ 0.32
Shares used in calculating basic net income (loss) per share (in shares)	22,794,791	22,794,791	22,743,853	23,259,127
Shares used in calculating diluted net income (loss) per share (in shares)	22,794,791	22,794,791	22,743,853	23,278,443